Cover	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Jade Biosciences, Inc.
Entity Central Index Key	0001798749
Entity Tax Identification Number	83-1377888
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	221 Crescent St
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	781
Local Phone Number	312-3013
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Primary SIC Number	2836
Entity Ex Transition Period	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	221 Crescent St
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	781
Local Phone Number	312-3013
Contact Personnel Name	Tom Frohlich